Segment information	12 Months Ended
Jun. 30, 2023
Segment information

6. Segment information

IFRS 8 requires an entity to report financial and descriptive information about its reportable segments, which are operating segments or aggregations of operating segments that meet specified criteria. Operating segments are components of an entity about which separate financial information is available that is evaluated regularly by the CODM. According to IFRS 8, the CODM represents a function whereby strategic decisions are made and resources are assigned. The CODM function is carried out by the President of the Group, Mr. Eduardo S. Elsztain.

Segment information is reported from the perspective of products and services, considering separately the various activities being developed, which represent reporting operating segments given the nature of its products, services, operations and risks.

After the merger of the Company with IRSA CP, the structure is made up of the following five segments:

-Shopping Malls

-Offices

-Hotels

-Sales and development

-Others

The “Offices and Other Rental Properties” segment was renamed “Offices” and exclusively includes the results from the company’s six buildings. The other rental properties that were part of this segment were allocated to the “Sales and Developments” segment, which include the results generated by these assets, as well as those from Land Reserves, Barter Agreements and Properties for Sale. Likewise, the “Others” segment was incorporated, which groups the results from investments in associates and foreign companies that were previously allocated to the “Corporate” and “International” segments. The “Shopping Malls” and “Hotels” segments did not undergo any changes.

Below is the segment information which was prepared as follows:

•	The Group operates in the following segments:

o	The “Shopping Malls” segment includes results principally comprised of lease and service revenues related to rental of commercial space and other spaces in the shopping malls of the Group.
o	The “Offices” segment includes the operating results from lease revenues of offices and other service revenues related to the office activities.
o	The “Sales and Developments” segment includes the operating results of the development, maintenance and sales of undeveloped parcels of land and/or trading properties. Real estate sales results and other rental spaces are also included.
o	The "Hotels" segment includes the operating results mainly comprised of room, catering and restaurant revenues.
o	The “Others” segment includes the entertainment activities through La Arena S.A., La Rural S.A. and Centro de Convenciones Buenos Aires (concession), We Are Appa investments in associates such as GCDI and the financial activities carried out through BHSA / BACS, as well as other investments in associates.

The CODM periodically reviews the results and certain asset categories and assesses performance of operating segments based on a measure of profit or loss of the segment composed by the operating income plus the share of profit / (loss) of joint ventures and associates. The valuation criteria used in preparing this information are consistent with IFRS standards used for the preparation of the Consolidated Financial Statements, except for the following:

•	Operating results from joint ventures are evaluated by the CODM applying proportional consolidation method. Under this method the profit/loss generated and assets are reported in the Statement of Income line-by-line based on the percentage held in joint ventures rather than in a single item as required by IFRS. Management believes that the proportional consolidation method provides more useful information to understand the business return. On the other hand, the investment in the joint venture La Rural S.A. is accounted for under the equity method since this method is considered to provide more accurate information in this case.

•	Operating results from Shopping Malls and Offices segments do not include the amounts pertaining to building administration expenses and collective promotion funds (“FPC”, as per its Spanish acronym) as well as total recovered costs, whether by way of expenses or other concepts included under financial results (for example default interest and other concepts). The CODM examines the net amount from these items (total surplus or deficit between building administration expenses and FPC and recoverable expenses).

The assets’ categories examined by the CODM are: investment properties, property, plant and equipment, trading properties, inventories, right to receive future units under barter agreements, investment in associates and goodwill. The sum of these assets, classified by business segment, is reported under “assets by segment”. Assets are allocated to each segment based on the operations and/or their physical location.

Most revenue from its operating segments is derived from, and their assets are located in, Argentina, except for some share of profit / (loss) of associates included in the “Others” segment located in the USA.

Revenues for each reporting segment derive from a large and diverse client base and, therefore, there is no revenue concentration in any particular segment.

Until September 2020 the Group used to report its financial performance separately in two Operations Centers. However, as described in Note 1 to the Consolidated Financial Statements as of June 30, 2020, during September 2020 the Group lost control of IDBD and, then, has reclassified the results of Operations Center in Israel to discontinued operations. As a consequence of the situation described, from October 1, 2020, the Group reports its financial performance through a single Operation Center. Segment information for the previous fiscal years has been recast for the purposes of comparability with the present fiscal year.

Below is a summary of the Group’s lines of business and a reconciliation between the results from operations as per segment information and the results from operations as per the Consolidated Statement of Income and Other Comprehensive Income for the years ended June 30, 2023, 2022 and 2021:

	06.30.2023
	Total	Joint ventures (1)	Expenses and collective promotion funds	Elimination of inter-segment transactions and non-reportable assets / liabilities (2)	Total as per statement of income / statement of financial position
Revenues	72,303	(453)	17,435	-	89,285
Costs	(13,251)	198	(17,751)	-	(30,804)
Gross profit / (loss)	59,052	(255)	(316)	-	58,481
Net loss from fair value adjustment of investment properties	(51,180)	2,035	-	-	(49,145)
General and administrative expenses	(19,438)	67	-	52	(19,319)
Selling expenses	(4,538)	27	-	-	(4,511)
Other operating results, net	(7,284)	(25)	166	(52)	(7,195)
Loss from operations	(23,388)	1,849	(150)	-	(21,689)
Share of profit of associates and joint ventures	3,889	(1,267)	-	-	2,622
Segment loss	(19,499)	582	(150)	-	(19,067)
Reportable assets	635,002	(3,588)	-	80,198	711,612
Reportable liabilities (i)	-	-	-	(324,337)	(324,337)
Net reportable assets	635,002	(3,588)	-	(244,139)	387,275
	06.30.2022
	Total	Joint ventures (1)	Expenses and collective promotion funds	Elimination of inter-segment transactions and non-reportable assets / liabilities (2)	Total as per statement of income / statement of financial position
Revenues	55,174	(502)	14,496	-	69,168
Costs	(11,498)	196	(14,817)	-	(26,119)
Gross profit / (loss)	43,676	(306)	(321)	-	43,049
Net gain / (loss) from fair value adjustment of investment properties	26,576	2,851	-	-	29,427
General and administrative expenses	(11,484)	57	-	50	(11,377)
Selling expenses	(4,834)	12	-	-	(4,822)
Other operating results, net	61	-	120	(50)	131
Profit / (loss) from operations	53,995	2,614	(201)	-	56,408
Share of profit of associates and joint ventures	1,005	(1,769)	-	-	(764)
Segment profit / (loss)	55,000	845	(201)	-	55,644
Reportable assets	702,440	(4,180)	-	105,407	803,667
Reportable liabilities (i)	-	-	-	(437,767)	(437,767)
Net reportable assets	702,440	(4,180)	-	(332,360)	365,900

	06.30.2021
	Total	Joint ventures (1)	Expenses and collective promotion funds	Elimination of inter-segment transactions and non-reportable assets / liabilities (2)	Total as per statement of income / statement of financial position
Revenues	35,754	(179)	10,415	(110)	45,880
Costs	(12,214)	247	(11,237)	-	(23,204)
Gross profit / (loss)	23,540	68	(822)	(110)	22,676
Net (loss) / gain from fair value adjustment of investment properties	(27,040)	(429)	-	-	(27,469)
General and administrative expenses	(10,885)	48	-	170	(10,667)
Selling expenses	(5,338)	71	-	-	(5,267)
Other operating results, net	(551)	(71)	378	(60)	(304)
(Loss) / profit from operations	(20,274)	(313)	(444)	-	(21,031)
Share of (loss) / profit of associates and joint ventures	(14,102)	(1,381)	-	-	(15,483)
Segment (loss) / profit	(34,376)	(1,694)	(444)	-	(36,514)
Reportable assets	724,290	(5,348)	-	68,624	787,566
Reportable liabilities (i)	-	-	-	(495,128)	(495,128)
Net reportable assets	724,290	(5,348)	-	(426,504)	292,438

(1)	Represents the equity value of joint ventures that were proportionately consolidated for information by segment purposes.

(2)

Includes deferred income tax assets, income tax and minimum presumed income tax credits, trade and other receivables, investment in financial assets, cash and cash equivalents and intangible assets except for rights to receive future units under barter agreements, net of investments in associates with negative equity which are included in provisions in the amount of ARS 1, ARS 17 and ARS 26, as of June 30, 2023, 2022 and 2021, respectively.

(i)	The CODM centers the review on reportable assets.

Below is a summarized analysis of the lines of Group business for the fiscal years ended June 30, 2023, 2022 and 2021:

	06.30.2023
	Shopping Malls	Offices	Sales and developments	Hotels	Others (i)	Total
Revenues	47,438	4,584	4,382	14,964	935	72,303
Costs	(3,213)	(379)	(1,333)	(7,580)	(746)	(13,251)
Gross profit	44,225	4,205	3,049	7,384	189	59,052
Net loss from fair value adjustment of investment properties	(11,169)	(4,546)	(35,352)	-	(113)	(51,180)
General and administrative expenses	(6,682)	(745)	(2,560)	(3,275)	(6,176)	(19,438)
Selling expenses	(2,168)	(103)	(1,123)	(1,028)	(116)	(4,538)
Other operating results, net	(585)	(69)	(884)	(143)	(5,603)	(7,284)
Profit / (loss) from operations	23,621	(1,258)	(36,870)	2,938	(11,819)	(23,388)
Share of profit of associates and joint ventures	-	-	-	-	3,889	3,889
Segment profit / (loss)	23,621	(1,258)	(36,870)	2,938	(7,930)	(19,499)

Investment properties and trading properties	186,816	120,482	279,821	-	804	587,923
Investment in associates and joint ventures	-	-	-	-	28,698	28,698
Other operating assets	662	107	7,359	8,783	1,470	18,381
Reportable assets	187,478	120,589	287,180	8,783	30,972	635,002

(i)	Includes the result for the investment in GCDI and BHSA for ARS 137 and ARS 3,083 respectively, in the line “Share of profit of associates and joint ventures”.

From all the revenues corresponding to the segments, ARS 69,765 originated in Argentina, and ARS 2,538 in other countries, principally in Uruguay for ARS 2,516 and USA for ARS 22. No external client represents 10% or more of revenue of any of the reportable segments. From all of the assets corresponding to the segments, ARS 631,211 are located in Argentina and ARS 3,791 in other countries, principally in the USA for ARS 528 and Uruguay for ARS 3,244.

	06.30.2022
	Shopping Malls	Offices	Sales and developments	Hotels	Others (i)	Total
Revenues	37,369	6,556	1,608	9,270	371	55,174
Costs	(3,223)	(632)	(1,253)	(5,295)	(1,095)	(11,498)
Gross profit / (loss)	34,146	5,924	355	3,975	(724)	43,676
Net gain / (loss) from fair value adjustment of investment properties	1,192	(11,622)	36,877	-	129	26,576
General and administrative expenses	(6,170)	(735)	(2,281)	(1,574)	(724)	(11,484)
Selling expenses	(1,826)	(168)	(1,988)	(733)	(119)	(4,834)
Other operating results, net	(306)	(50)	(103)	(127)	647	61
Profit / (loss) from operations	27,036	(6,651)	32,860	1,541	(791)	53,995
Share of profit of associates and joint ventures	-	-	-	-	1,005	1,005
Segment profit / (loss)	27,036	(6,651)	32,860	1,541	214	55,000

Investment properties and trading properties	197,838	147,020	307,225	-	927	653,010
Investment in associates and joint ventures	-	-	-	-	24,960	24,960
Other operating assets	645	5,469	6,433	9,018	2,905	24,470
Reportable assets	198,483	152,489	313,658	9,018	28,792	702,440

(ii)	Includes the result for the investment in GCDI and BHSA for ARS (1,537) and ARS 1,882 respectively, in the line “Share of profit of associates and joint ventures”.

From all the revenues included in the segments ARS 55,143 originated in Argentina and ARS 31 originated in the USA. No external client represents 10% or more of revenue of any of the reportable segments. From all of the assets included in the segments, ARS 698,267 are located in Argentina and ARS 4,174 in other countries, principally in the USA for ARS 638 and Uruguay for ARS 3,514.

	06.30.2021
	Shopping Malls	Offices	Sales and developments	Hotels	Others (i)	Total
Revenues	18,814	9,488	2,740	3,256	1,456	35,754
Costs	(3,079)	(509)	(2,973)	(3,765)	(1,888)	(12,214)
Gross profit / (loss)	15,735	8,979	(233)	(509)	(432)	23,540
Net (loss) / gain from fair value adjustment of investment properties	(71,894)	19,592	25,131	-	131	(27,040)
General and administrative expenses	(5,062)	(1,478)	(2,510)	(1,506)	(329)	(10,885)
Selling expenses	(1,594)	(661)	(2,468)	(498)	(117)	(5,338)
Other operating results, net	(445)	(18)	(18)	(42)	(28)	(551)
(Loss) / profit from operations	(63,260)	26,414	19,902	(2,555)	(775)	(20,274)
Share of loss of associates and joint ventures	-	-	(57)	-	(14,045)	(14,102)
Segment (loss) / profit	(63,260)	26,414	19,845	(2,555)	(14,820)	(34,376)

Investment properties and trading properties	192,018	256,568	220,787	-	911	670,284
Investment in associates and joint ventures	-	-	-	-	31,495	31,495
Other operating assets	941	3,963	7,052	9,202	1,353	22,511
Reportable assets	192,959	260,531	227,839	9,202	33,759	724,290

(iii)	Includes the result for the investment in GCDI and BHSA for ARS (7,537) and ARS (2,673) respectively, in the line “Share of loss of associates and joint ventures”.

From all the revenues corresponding included in the segments ARS 35,694 are originated in Argentina and ARS 60 are originated in the USA. No external client represents 10% or more of revenue of any of the reportable segments. From all of the assets included in the segments, ARS 708,964 are located in Argentina and ARS 15,328 in other countries, principally in the USA for ARS 12,271 and Uruguay for ARS 3,165.